Cover	Feb. 13, 2024
Entity Addresses [Line Items]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Current Report on Form 8-K/A (this “Report”) amends and restates in its entirety the Form 8-K filed on February 15, 2024 by CERo Therapeutics Holdings, Inc. (the “Original Report”), This Report is being filed to (i) correct typographical errors and make clarifying changes to the Original Report, (ii) provide additional information with respect to the PIPE Financing (as defined below) and (iii) file the exhibits referenced in the Original Report, as being filed by amendment. Except as set forth above, the information contained in this Report speaks as of the original date of the Original Report and does not reflect events that may have occurred subsequent to the date of the Original Report.
Document Period End Date	Feb. 13, 2024
Current Fiscal Year End Date	--12-31
Entity File Number	001-40877
Entity Registrant Name	CERO THERAPEUTICS HOLDINGS, INC.
Entity Central Index Key	0001870404
Entity Tax Identification Number	87-1088814
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	201 Haskins Way
Entity Address, Address Line Two	Suite 230
Entity Address, City or Town	South San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94080
City Area Code	650
Local Phone Number	407-2376
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Entity Information, Former Legal or Registered Name	Phoenix Biotech Acquisition Corp.
Class A common stock, par value $0.0001 per share
Entity Addresses [Line Items]
Title of 12(b) Security	Common stock, par value $0.0001 per share
Trading Symbol	CERO
Security Exchange Name	NASDAQ
Warrants, each whole warrant exercisable for one share of Class A common stock
Entity Addresses [Line Items]
Title of 12(b) Security	Warrants, each whole warrant exercisable for one share of common stock
Trading Symbol	CEROW
Security Exchange Name	NASDAQ
Former Address [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	2201 Broadway
Entity Address, Address Line Two	Suite 705
Entity Address, City or Town	Oakland
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94080